UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					Form 13F

				Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [x];	Amendment Number: 1
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			David R. Rahn Inc. dba Avalon Capital Management
Address:		495 Seaport Court
			Suite 106
			Port of Redwood City, California 94063-2785

Form 13F File Number:  28-14108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Oberman
Title:		Vice President
Phone:		(650) 306-1500

Signature, Place, and Date of Signing:

 /s/ William Oberman  	Port of Redwood City, CA  	 11/14/2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this
	report.)

[ ]	13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$71,679
	(thousands)

                                                  FORM 13F INFORMATION TABLE

                                TITLE
                                 OF                VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ --------- --------- -------- -------- --- ---- ------- -------- ----- ----- -----
ABBOTT LABS                    COM      002824100     1198    23423 SH       Sole             23423
APPLE COMPUTER INC             COM      037833100     6518    17094 SH       Sole             17094
BERKSHIRE HATHAWAY INC         CL B     084670702     1699    23910 SH       Sole             23910
BRISTOL MYERS SQUIBB           COM      110122108      229     7290 SH       Sole              7290
CELGENE CORP 	               COM      151020104     1074    17350 SH       Sole             17350
CHEVRONTEXACO CORP             COM      166764100     1709    18457 SH       Sole             18457
CHIMERA INVESTMENT             COM      16934Q109      217    78200 SH       Sole             78200
CISCO SYS INC                  COM      17275R102      674    43496 SH       Sole             43496
DIGITAL RLTY TR INC COM        COM      253868103     1012    18350 SH       Sole             18350
DIREXION SHS DLY LRG CAP BEAR  ETF      25459W151     2077    44880 SH       Sole             44880
EBAY INC                       COM      278642103      835    28300 SH       Sole             28300
EXXON MOBIL   		       COM      30231G102     1189    16369 SH       Sole             16369
GENERAL ELEC CO                COM      369604103     1265    83134 SH       Sole             83134
GILEAD SCIENCES INC            COM      375558103     2393    61673 SH       Sole             61673
GOOGLE INC CL A                COM      38259P508     3426     6652 SH       Sole              6652
HEWLETT PACKARD                COM      428236103      512    22801 SH       Sole             22801
INTEL CORP  		       COM      458140100     1288    60384 SH       Sole             60384
INTERNATIONAL BUSINESS MACHINE COM      459200101     2371    13556 SH       Sole             13556
ISHARES INC BARCLAYS 1-3YR CR  ETF	464288646      520     5000 SH       Sole              5000
ISHARES INC BARCLAYS 3-7YR     ETF 	464288661      607     5000 SH       Sole              5000
ISHARES INC MSCI JAPAN         ETF      464286848      430    45450 SH       Sole             45450
ISHARES PHLX SOX SEMICND       ETF      464287523      905    19700 SH       Sole             19700
ISHARES S&P GROWTH ALLOCATION  ETF      464289867      330    11224 SH       Sole             11224
ISHARES S&P MODERATE ALLOCATIO ETF      464289875      291    10060 SH       Sole             10060
ISHARES TR 1-3 YR TRS BD       ETF      464287457      210     2478 SH       Sole              2478
ISHARES TR DJ PHARMA INDX      ETF      464288836      664    10000 SH       Sole             10000
ISHARES TR GS CORP BD FD       ETF      464287242     8826    78586 SH       Sole             78586
ISHARES TR MRTG REIT INDX      ETF      464288539      454    36490 SH       Sole             36490
ISHARES TR MSCI EAFE IDX       ETF      464287465      667    13955 SH       Sole             13955
ISHARES TR S&P NA NAT RES      ETF      464287374     2422    72393 SH       Sole             72393
ISIS PHARMACEUTICALS           COM      464330109      911   134300 SH       Sole            134300
JOHNSON & JOHNSON              COM      478160104     1186    18618 SH       Sole             18618
JP MORGAN CHASE & CO           COM      46625H100      714    23700 SH       Sole             23700
MITSUBISHI UFJ FNL GP 	       SP ADR   606822104      168    37700 SH       Sole             37700
NOVARTIS A G 		       SP ADR   66987V109      474     8500 SH       Sole              8500
ORACLE SYSTEMS CORP            COM      68389X105      980    34115 SH       Sole             34115
PAIN THERAPEUTICS INC          COM      69562K100      768   161388 SH       Sole            161388
PFIZER INC                     COM      717081103     1187    67135 SH       Sole             67135
PIMCO CORPORATE OPP FD         COM      72201B101      291    17600 SH       Sole             17600
PIMCO ETF TR ENHAN SHRT MAT    ETF      72201R833      201     2000 SH       Sole              2000
PROCTER & GAMBLE CO            COM      742718109     1118    17698 SH       Sole             17698
PROSHARES ULTRASHORT S&P500    ETF      74347R883      553    21700 SH       Sole             21700
REDWOOD TR INC COM             COM      758075402      169    15150 SH       Sole             15150
SCHWAB STRATEGIC TR EMRG MKTEQ ETF      808524706     1095    50390 SH       Sole             50390
SECTOR SPDR TR SBI CONS STPLS  ETF      81369Y308     1318    44450 SH       Sole             44450
SPDR GOLD TRUST                ETF      78463V107     2867    18136 SH       Sole             18136
SPDR SERIES TRUST BRCLYS YLD E ETF      78464A417      581    16041 SH       Sole             16041
SPIDER SBI-INT UTILITIES       ETF      81369Y886     7690   228747 SH       Sole            228747
TEVA PHARMACEUTCL INDS ADR     COM      881624209      787    21150 SH       Sole             21150
TOYOTA MOTOR CORP SP ADR REP2C COM      892331307      834    12225 SH       Sole             12225
VERIZON COMMUNICATIONS         COM      92343V104     1775    48229 SH       Sole             48229